SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
Working capital deficiency		$ 191,000
Accumulated deficit	1,326,774	1,105,021
Issuances of Additional Equity Securities	$ 12,000,000